Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Memorandum accounts (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial instruments received as collateral	$ 55,483	$ 47,578
Percentage of level of confidence	97.50%
Cumulative net credit risk exposure	$ 385,059	370,463
Financial instrument in connection with OTC derivative transactions | Debt instruments.
Financial instruments
Financial instruments received as collateral	3,783	5,215
Financial instrument in connection with OTC derivative transactions | Mexican financial institutions | Debt instruments.
Financial instruments
Financial instruments received as collateral	$ 3,783	$ 5,215